Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Loans	$ 10,059	$ 10,113	$ 10,277
Loans held for sale	206	128	203
Investment securities	2,001	1,866	1,631
Other interest income	136	121	174
Total interest income	12,402	12,228	12,285
Interest Expense
Deposits	457	465	561
Short-term borrowings	245	263	353
Long-term debt	699	725	767
Total interest expense	1,401	1,453	1,681
Net interest income	11,001	10,775	10,604
Provision for credit losses	1,132	1,229	1,340
Net interest income after provision for credit losses	9,869	9,546	9,264
Noninterest Income
Credit and debit card revenue	1,070	1,021	965
Corporate payment products revenue	708	724	706
Merchant processing services	1,547	1,511	1,458
ATM processing services	318	321	327
Trust and investment management fees	1,321	1,252	1,139
Deposit service charges	702	693	670
Treasury management fees	561	545	538
Commercial products revenue	867	854	859
Mortgage banking revenue	906	1,009	1,356
Investment products fees	185	191	178
Securities gains (losses), net
Realized gains (losses), net	1	11	23
Total other-than-temporary impairment	(1)	(7)	(6)
Portion of other-than-temporary impairment recognized in other comprehensive income		(1)	(8)
Total securities gains (losses), net		3	9
Other	907	1,040	569
Total noninterest income	9,092	9,164	8,774
Noninterest Expense
Compensation	4,812	4,523	4,371
Employee benefits	1,167	1,041	1,140
Net occupancy and equipment	991	987	949
Professional services	423	414	381
Marketing and business development	361	382	357
Technology and communications	887	863	848
Postage, printing and supplies	297	328	310
Other intangibles	174	199	223
Other	1,819	1,978	1,695
Total noninterest expense	10,931	10,715	10,274
Income before income taxes	8,030	7,995	7,764
Applicable income taxes	2,097	2,087	2,032
Net income	5,933	5,908	5,732
Net (income) loss attributable to noncontrolling interests	(54)	(57)	104
Net income attributable to U.S. Bancorp	5,879	5,851	5,836
Net income applicable to U.S. Bancorp common shareholders	$ 5,608	$ 5,583	$ 5,552
Earnings per common share	$ 3.18	$ 3.10	$ 3.02
Diluted earnings per common share	3.16	3.08	3.00
Dividends declared per common share	$ 1.010	$ 0.965	$ 0.885
Average common shares outstanding	1,764	1,803	1,839
Average diluted common shares outstanding	1,772	1,813	1,849